Long-Term Debt and Notes Payable (Details) - USD ($)										2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 18, 2025	Feb. 11, 2025	Dec. 04, 2024	Feb. 14, 2024	Nov. 13, 2023	Jan. 27, 2023	Jan. 20, 2023	Dec. 31, 2022	Jun. 25, 2019	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 15, 2024	Nov. 15, 2023	Nov. 14, 2023
Long-Term Debt and Notes Payable [Line Items]
Interest expense										$ 56,422	$ 128,543	$ 42,279	$ 425,837
Principal balance											43,072,378		43,802,149
Unamortized discount										6,516,651			9,080,910	$ 6,516,651
Fair value adjustment of warrants										(187,704)	162,520	624,055	804,004
Issuance of notes payable													698,620
Covertible notes payable													891,364
Convertible note liability											129,746		192,744
Unamortized financing costs										2,147,346	756,307		834,853	$ 2,147,346
Gain or loss on extinguishment											92,294		1,638,138
Change in fair value of convertible notes											$ (129,746)		$ (192,744)
Percentage of volume weighted average price											90.00%
Number of trading days											10 days
Warrant [Member]
Long-Term Debt and Notes Payable [Line Items]
Price per warrant (in Dollars per share)										$ 1			$ 1	$ 1
Fair value adjustment of warrants													$ 5,681,849	$ 4,777,971
Term Loan [Member]
Long-Term Debt and Notes Payable [Line Items]
Principal amount																$ 28,000,000
Debt payment term, description											Payments of principal and interest will be due on the 15th day of each calendar month, beginning December 15, 2023, each in an amount equal to the Monthly Payment Amount (as defined in the Term Loan Agreement), except that the principal and interest payment due on the Maturity Date will be in the amount of the entire remaining principal amount of the Term Loan and all accrued but unpaid interest then outstanding. An additional one-time payment of principal is due on the date the annual financial report for the year ending December 31, 2024, is due to be delivered by Borrower to Lender in an amount that Excess Cash Flow (as defined in the Term Loan Agreement) exceeds the Debt Service Coverage Ratio (as defined in the Term Loan Agreement) of 1.35x as of the end of such quarter; provided that in no event shall the amount of the payment exceed $5,000,000.		Payments of principal and interest will be due on the 15th day of each calendar month, beginning December 15, 2023, each in an amount equal to the Monthly Payment Amount (as defined in the Term Loan Agreement), except that the principal and interest payment due on the Maturity Date will be in the amount of the entire remaining principal amount of the Term Loan and all accrued but unpaid interest then outstanding. An additional one-time payment of principal is due on the date the annual financial report for the year ending December 31, 2024, is due to be delivered by Borrower to Lender in an amount that Excess Cash Flow (as defined in the Term Loan Agreement) exceeds the Debt Service Coverage Ratio (as defined in the Term Loan Agreement) of 1.35x as of the end of such quarter; provided that in no event shall the amount of the payment exceed $5,000,000.
Debt borrowing, description											The Borrower may elect to prepay all or a portion greater than $1,000,000 of the amounts owed prior to the Maturity Date. In addition to the foregoing, the Borrower is required to prepay the Term Loan with the net cash proceeds of certain dispositions and upon the decrease in value of collateral.		The Borrower may elect to prepay all or a portion greater than $1,000,000 of the amounts owed prior to the Maturity Date. In addition to the foregoing, the Borrower is required to prepay the Term Loan with the net cash proceeds of certain dispositions and upon the decrease in value of collateral.
Promissory Notes [Member]
Long-Term Debt and Notes Payable [Line Items]
Interest rate				15.00%		15.00%	15.00%
Merchant Cash Advances [Member]
Long-Term Debt and Notes Payable [Line Items]
Unamortized discount											$ 272,912		$ 222,916
Amortization of debt discount											208,224
Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable [Line Items]
Proceeds of the term loan											2,600,000		$ 2,600,000
Percentage of interest													6.50%
Borrower deposit													$ 5,000,000
Fund deposited											$ 500,000		$ 500,000
Debt service reserve account, percentage											10.00%		10.00%
Principal balance										$ 27,680,703			$ 23,696,417	27,680,703
Prime interest											6.50%
Principal balance											$ 22,563,093		23,696,417
Senior Secured Term Loan Agreement [Member] | Term Loan [Member]
Long-Term Debt and Notes Payable [Line Items]
Unamortized discount										$ 1,036,895			611,938	1,036,895
Accrued interest											162,339		171,714	$ 173,004
Unamortized financing costs											483,395		611,938
Seller Promissory Note [Member] | Term Loan [Member]
Long-Term Debt and Notes Payable [Line Items]
Principal amount											15,000,000
Accrued interest											$ 3,595,684		2,952,123
Principal amount													15,000,000
Maturity date											May 15, 2024
Private Notes Payable [Member]
Long-Term Debt and Notes Payable [Line Items]
Principal amount													$ 600,000
Accrued interest					$ 168,271
Principal amount					2,089,500
Price per warrant (in Dollars per share)										$ 11.5			$ 11.5	$ 11.5
Number of warrants (in Shares)													5,434,000
Additional cash received													$ 450,000
Additional warrants (in Shares)													450,000
Loss on extinguishment					$ 2,280,437								$ 88,660
Working capital													300,000
Fair value adjustment of warrants													309,960
Outstanding working capital notes													300,000
Gain or loss on extinguishment													$ 88,660
Private Notes Payable [Member] | Warrant [Member]
Long-Term Debt and Notes Payable [Line Items]
Number of warrants (in Shares)													5,884,000
Private Notes Payable [Member] | Term Loan [Member]
Long-Term Debt and Notes Payable [Line Items]
Principal amount										$ 5,434,000				$ 5,434,000
Unamortized discount										1,135,131			$ 1,519,786	1,135,131
Accrued interest													$ 145,761	158,801
Principal amount										$ 5,434,000				$ 5,434,000
Prime interest													15.00%
Interest rate														15.00%
Amortization of debt discount											$ 0	$ 770,902
Private Notes Payable [Member] | Exchange Agreements [Member]
Long-Term Debt and Notes Payable [Line Items]
Principal amount													$ 600,000
Private Notes Payable [Member] | Promissory Notes [Member]
Long-Term Debt and Notes Payable [Line Items]
Accrued interest											120,709		145,761
Convertible Notes Payable [Member]
Long-Term Debt and Notes Payable [Line Items]
Principal amount											550,000
Accrued interest											$ 10,492
Working capital													300,000
Fair value adjustment of warrants													$ 309,960
Accrued interest rate											7.50%		7.50%
Issuance of notes payable													$ 698,620
Convertible note liability													192,744
Maturity date											Jan. 31, 2028
Outstanding working capital notes													300,000
Conversion of fair value											$ 957,353
Converted Shares (in Shares)											841,336
Fair value of convertible notes											$ 63,756		891,364
Share issued price per share (in Dollars per share)											$ 0.25
Convertible Notes Payable [Member] | Old Warrants [Member]
Long-Term Debt and Notes Payable [Line Items]
Number of warrants (in Shares)											1,634,000
Promissory Notes [Member]
Long-Term Debt and Notes Payable [Line Items]
Accrued interest											$ 23,429		11,590
Working Capital Notes [Member]
Long-Term Debt and Notes Payable [Line Items]
Fair value adjustment of warrants													309,960
Old Notes [Member]
Long-Term Debt and Notes Payable [Line Items]
Principal amount											682,500
Gain or loss on extinguishment											92,294
Exchange Agreements [Member] | Convertible Notes Payable [Member]
Long-Term Debt and Notes Payable [Line Items]
Principal amount											2,316,500
Merchant Cash Advance Agreement [Member]
Long-Term Debt and Notes Payable [Line Items]
Cash proceeds	$ 617,500		$ 330,700
Repayment amount	$ 858,000		$ 497,000
Remaining balance owed on advance											231,928		447,299
Master Receivables Purchase Agreement [Member]
Long-Term Debt and Notes Payable [Line Items]
Remaining balance owed on advance											$ 815,100
Predecessor Revolving Credit Facility [Member]
Long-Term Debt and Notes Payable [Line Items]
Maximum facility amount									$ 50,000,000
Outstanding borrowing								$ 26,750,000
Letters of credit outstanding amount								$ 702,600									$ 23,750,000
First International Bank And Trust [Member] | Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable [Line Items]
Fund deposited													$ 5,000,000
OpCo [Member] | Term Loan [Member]
Long-Term Debt and Notes Payable [Line Items]
Bearing interest rate											18.00%
OpCo [Member] | Seller Promissory Note [Member] | Term Loan [Member]
Long-Term Debt and Notes Payable [Line Items]
Prime interest													18.00%
Bearing interest rate											12.00%
Class A Common Stock [Member]
Long-Term Debt and Notes Payable [Line Items]
Price per warrant (in Dollars per share)				$ 11.5		$ 11.5	$ 11.5								$ 11.5
Number of shares issued (in Shares)		500,000
Share issued price per share (in Dollars per share)																$ 6.77
Class A Common Stock [Member] | Private Notes Payable [Member]
Long-Term Debt and Notes Payable [Line Items]
Number of shares issued (in Shares)					451,563
Class A Common Stock [Member] | Convertible Notes Payable [Member]
Long-Term Debt and Notes Payable [Line Items]
Accrued interest											$ 396
Convertible rate													90.00%
Shares issued for conversion (in Shares)											1,113,178
Conversion of common stock											$ 818,000
Debt Service Reserve Account [Member] | Senior Secured Term Loan Agreement [Member]
Long-Term Debt and Notes Payable [Line Items]
Borrower deposit											$ 2,600,000		$ 2,600,000